INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Federal net operating loss carryforward	$ 71,634,000
State net operating loss carryforward	49,169,000
Deferred tax asset, Federal net operating loss carryforwards	(40,477,000)
Deferred tax asset, State net operating loss carryforwards	(16,849,000)
Increase (decrease) in valuation allowance	(6,280,000)	$ 4,531,000
Federal research and development credits	2,369,000
State investment tax credits	469,000
Minimum
INCOME TAXES
Operating loss carryforwards limitations on use amount	44,000
Maximum
INCOME TAXES
Operating loss carryforwards limitations on use amount	$ 1,529,000